Short Term Debt - Schedule of Short-Term Debt (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule of Short-Term Debt [Abstract]
Short-term debt	¥ 32,070	$ 4,570	¥ 44,432